Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013		Sep. 30, 2016	Aug. 31, 2016	Jun. 30, 2016	Mar. 31, 2016
Summary of Significant Accounting Policies [Line Items]
Interest Costs Capitalized	$ 1		$ 0		$ 26
Income Taxes, Threshold Percentage	50.00%
Contingent Rental Income Associated with PPAs	$ 416		296		135
Asset Retirement Obligation	43		32
Debt Issuance Costs, Net	63	[1]	69	[1]					$ 60	$ 62
Deferred Tax Assets, Net	170		134
Proceeds from Renewable Energy Grants	0		422	[2]	25	[2]
Project Level Subsidiaries [Member]
Summary of Significant Accounting Policies [Line Items]
Other Cash Equivalents, at Carrying Value	93		74
CVSR [Member]
Summary of Significant Accounting Policies [Line Items]
Grants Receivable					414
Time Sharing Transactions, Allowance for Uncollectible Accounts					30
CVSR [Member]
Summary of Significant Accounting Policies [Line Items]
Time Sharing Transactions, Allowance for Uncollectible Accounts			54
Deferred Tax Assets, Net					$ 106
Property, Plant and Equipment, Basis of Valuation					490
Proceeds from Renewable Energy Grants			285
Indemnity Receivable	75							$ 75	$ 75	75
Loss Contingency, Damages Paid, Value			$ 57
Accounts Payable	7						$ 7	$ 7		$ 7
Long-Term Debt, Current [Member]
Summary of Significant Accounting Policies [Line Items]
Restricted Cash and Cash Equivalents	26
Operating Expense [Member]
Summary of Significant Accounting Policies [Line Items]
Restricted Cash and Cash Equivalents	33
Cash Distribution [Member]
Summary of Significant Accounting Policies [Line Items]
Restricted Cash and Cash Equivalents	7
Reserves [Member]
Summary of Significant Accounting Policies [Line Items]
Restricted Cash and Cash Equivalents	$ 65

[1]	Total net debt reflects the reclassification of deferred financing costs to reduce long-term debt as further described in Note 2, Summary of Significant Accounting Policies.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.